Derivative Financial Instruments - Derivative Notional Values (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Total Derivative Notional Values	$ 137,900,000,000	$ 80,700,000,000
Designated as Hedging Instrument [Member] | Cash Flow [Member]
Derivative [Line Items]
Total Derivative Notional Values	24,100,000,000	15,200,000,000
Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	19,100,000,000	20,300,000,000
Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	94,700,000,000	45,200,000,000
Interest Rate Swaps [Member]
Derivative [Line Items]
Total Derivative Notional Values	108,500,000,000	50,800,000,000
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Cash Flow [Member]
Derivative [Line Items]
Total Derivative Notional Values	24,100,000,000	15,200,000,000
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	12,400,000,000	11,800,000,000
Interest Rate Swaps [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	72,000,000,000	23,800,000,000
Floor Income Contracts [Member]
Derivative [Line Items]
Total Derivative Notional Values	21,900,000,000	18,500,000,000
Floor Income Contracts [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	21,900,000,000	18,500,000,000
Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Total Derivative Notional Values	7,000,000,000	8,800,000,000
Cross-Currency Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	6,700,000,000	8,500,000,000
Cross-Currency Interest Rate Swaps [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	300,000,000	300,000,000
Other [Member]
Derivative [Line Items]
Total Derivative Notional Values	500,000,000	2,600,000,000
Other [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	$ 500,000,000	$ 2,600,000,000